Salaries and social security taxes payable (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total non-current	$ 771	$ 776
Total current	9,339	8,796
Seniority based bonus [Member]
IfrsStatementLineItems [Line Items]
Total non-current	771	776
Salaries payable and provisions member
IfrsStatementLineItems [Line Items]
Total current	8,258	7,748
Social security payable member
IfrsStatementLineItems [Line Items]
Total current	1,052	1,002
Early retirements payable member
IfrsStatementLineItems [Line Items]
Total current	$ 29	$ 46